Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Trade and other payables
13.	Trade and other payables

	As at December 31, 2022	As at December 31, 2021 *
Trade payables and accrued expenses	498,777	612,092
Personnel accrued expenses	179,702	224,935
Dividend payable	30,289	24,881
	708,768	861,908
* Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)).
The Group’s exposure to currency and liquidity risk related to trade and other payables is disclosed in note 26.